INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 11,822
Cost at end of year	15,476	$ 11,822
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	13,718	15,785
Acquisitions through business combinations, intangible assets and goodwill	3,398	302
Additions, net of disposals	105	149
Held for sale	0	(793)
Assets held by subsidiaries disposed during the period	0	(1,454)
Adjustments to purchase price allocation	(4)	0
Non-cash additions	(5)	47
Foreign currency translation	634	(318)
Cost at end of year	$ 17,846	$ 13,718